UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

CENTRE FUNDS
(Exact name of registrant as specified in charter)

48 Wall Street, Suite 1100, New York, New York 10005
(Address of principal executive offices) (Zip code)

James A. Abate
48 Wall Street, Suite 1100
New York, New York 10005
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 918-4705

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 – June 30, 2016

Item 1. Schedule of Investments.

CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS (96.42%)
Consumer Discretionary (17.55%)
Hotels, Restaurants & Leisure (4.02%)
Carnival Corp.	61,670	$2,725,814
Starbucks Corp.	61,520	3,514,022
		6,239,836

Internet & Catalog Retail (4.97%)
Amazon.com, Inc.(a)	10,800	7,728,696

Media (2.70%)
Comcast Corp., Class A	26,000	1,694,940
Walt Disney Co.	25,618	2,505,953
		4,200,893

Specialty Retail (5.08%)
Home Depot, Inc.	26,807	3,422,986
Lowe's Cos., Inc.	56,475	4,471,126
		7,894,112

Textiles, Apparel & Luxury Goods (0.78%)
NIKE, Inc., Class B	21,920	1,209,984

Total Consumer Discretionary		27,273,521

Consumer Staples (15.27%)
Beverages (3.98%)
Coca-Cola Co.	34,390	1,558,899
PepsiCo, Inc.	43,699	4,629,472
		6,188,371

Food Products (2.03%)
General Mills, Inc.	44,310	3,160,189

Household Products (6.83%)
Colgate-Palmolive Co.	50,390	3,688,548
Kimberly-Clark Corp.	27,710	3,809,571
Procter & Gamble Co.	36,708	3,108,066
		10,606,185

Tobacco (2.43%)
Altria Group, Inc.	33,110	2,283,266
Philip Morris International, Inc.	14,650	1,490,198
		3,773,464
Total Consumer Staples		23,728,209

Financials (3.07%)
Banks (2.23%)
JPMorgan Chase & Co.	27,830	1,729,356
Wells Fargo & Co.	36,638	1,734,077
		3,463,433

Diversified Financial Services (0.84%)
Berkshire Hathaway, Inc., Class B(a)	9,070	1,313,245

Total Financials		4,776,678

Health Care (17.97%)
Biotechnology (2.97%)
Amgen, Inc.	9,533	1,450,446
Celgene Corp.(a)	13,450	1,326,574
	Shares	Value
Health Care (continued)
Biotechnology (continued)
Gilead Sciences, Inc.	22,015	$1,836,491
		4,613,511

Health Care Equipment & Supplies (3.69%)
CR Bard, Inc.	9,150	2,151,714
Stryker Corp.	29,890	3,581,719
		5,733,433

Health Care Providers & Services (0.82%)
UnitedHealth Group, Inc.	9,070	1,280,684

Pharmaceuticals (10.49%)
Allergan Plc(a)	6,670	1,541,370
Eli Lilly & Co.	29,600	2,331,000
Johnson & Johnson	55,780	6,766,114
Merck & Co., Inc.	53,300	3,070,613
Pfizer, Inc.	73,720	2,595,681
		16,304,778

Total Health Care		27,932,406

Industrials (6.69%)
Aerospace & Defense (2.73%)
General Dynamics Corp.	13,700	1,907,588
L-3 Communications Holdings, Inc.	15,940	2,338,239
		4,245,827

Air Freight & Logistics (2.51%)
United Parcel Service, Inc., Class B	36,160	3,895,155

Industrial Conglomerates (1.45%)
General Electric Co.	71,840	2,261,523

Total Industrials		10,402,505

Information Technology (27.25%)
Internet Software & Services (9.59%)
Alphabet, Inc., Class A(a)	6,980	4,910,639
Alphabet, Inc., Class C(a)	7,025	4,862,003
Facebook, Inc., Class A(a)	44,880	5,128,886
		14,901,528

IT Services (2.56%)
Mastercard, Inc., Class A	17,390	1,531,363
Visa, Inc., Class A	32,900	2,440,193
		3,971,556

Semiconductors & Semiconductor Equipment (5.02%)
First Solar, Inc.(a)	62,200	3,015,456
NVIDIA Corp.	101,980	4,794,080
		7,809,536

Software (5.40%)
Microsoft Corp.	101,247	5,180,809
salesforce.com, Inc.(a)	40,430	3,210,546
		8,391,355

Technology Hardware, Storage & Peripherals (4.68%)
Apple, Inc.	76,038	7,269,233

Total Information Technology		42,343,208

	Shares	Value
Materials (3.91%)
Chemicals (1.54%)
International Flavors & Fragrances, Inc.	18,930	$2,386,505

Construction Materials (2.37%)
Vulcan Materials Co.	30,670	3,691,441

Total Materials		6,077,946

Telecommunication Services (1.07%)
Diversified Telecommunication (1.07%)
Verizon Communications, Inc.	29,650	1,655,656

Total Telecommunication Services		1,655,656

Utilities (3.64%)
Electric Utilities (3.64%)
Exelon Corp.	89,800	3,265,128
FirstEnergy Corp.	68,460	2,389,939
		5,655,067

Total Utilities		5,655,067

TOTAL COMMON STOCKS
(Cost $111,095,954)		149,845,196

Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (2.87%)
Puts (2.87%)
SPX Index:
3/17/2017	$1,875.00	735	4,461,450

Total Puts			4,461,450

TOTAL PURCHASED OPTIONS
(Cost $4,889,211)			4,461,450

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.80%)
Money Market Fund (0.80%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.15938%	1,237,360	1,237,360

TOTAL SHORT TERM INVESTMENTS
(Cost $1,237,360)			1,237,360

TOTAL INVESTMENTS (100.09%)
(Cost $117,222,525)			$155,544,006
Liabilities in Excess of Other Assets (-0.09%)			(144,095)
NET ASSETS (100.00%)			$155,399,911

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL EX-U.S. SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)
	Shares	Value
COMMON STOCKS (93.78%)
ASIA (41.12%)
Australia (3.78%)
Financials (2.01%)
Australia & New Zealand Banking Group, Ltd.	9,780	$175,929
Macquarie Group, Ltd.	3,440	176,767
		352,696
Telecommunication Services (1.77%)
Telstra Corp., Ltd.	74,780	310,086

Total Australia		662,782

China (8.98%)
Consumer Staples (2.03%)
Hengan International Group Co., Ltd.	26,040	217,165
Qinqin Foodstuffs Group Cayman Co., Ltd.(a)	5,208	9,258
Want Want China Holdings, Ltd.	181,530	128,693
		355,116
Financials (2.57%)
China Construction Bank Corp., Class H	239,430	158,013
China Pacific Insurance Group Co., Ltd., Class H	57,990	195,092
Ping An Insurance Group Co., Class H	22,260	97,985
		451,090
Information Technology (4.38%)
NetEase, Inc., ADR	1,230	237,661
Tencent Holdings, Ltd.	23,290	528,656
		766,317
Total China		1,572,523

Hong Kong (4.84%)
Consumer Discretionary (1.75%)
Techtronic Industries Co., Ltd.	73,620	306,035

Financials (0.02%)
China Overseas Property Holdings, Ltd.	22,973	3,376

Industrials (0.61%)
China State Construction International Holdings, Ltd.	81,760	107,705

Telecommunication Services (1.42%)
China Mobile, Ltd.	21,750	248,532

Utilities (1.04%)
China Gas Holdings, Ltd.	119,060	181,396

Total Hong Kong		847,044
	Shares	Value
India (4.81%)
Energy (1.49%)
Reliance Industries, Ltd., Sponsored GDR(b)(c)	9,160	$261,518

Financials (1.74%)
HDFC Bank, Ltd., ADR	4,600	305,210

Information Technology (1.58%)
Infosys, Ltd., Sponsored ADR	15,440	275,604

Total India		842,332

Indonesia (0.79%)
Energy (0.79%)
Indo Tambangraya Megah Tbk PT	195,100	138,434

Total Indonesia		138,434

Japan (12.77%)
Consumer Discretionary (5.08%)
Bridgestone Corp.	7,250	229,509
Nippon Television Holdings, Inc.	14,630	238,013
Sony Corp.	6,650	192,419
Sumitomo Electric Industries, Ltd.	17,650	229,118
		889,059
Financials (2.04%)
Mitsubishi UFJ Financial Group, Inc.	35,900	158,493
Sumitomo Mitsui Financial Group, Inc.	7,040	199,478
		357,971
Health Care (2.18%)
Astellas Pharma, Inc.	24,590	381,000

Industrials (2.29%)
ITOCHU Corp.	13,990	167,923
Japan Airlines Co., Ltd.	2,532	80,718
Yamato Holdings Co., Ltd.	6,740	152,762
		401,403
Telecommunication Services (1.18%)
Nippon Telegraph & Telephone Corp.	4,430	205,917

Total Japan		2,235,350

New Zealand (1.63%)
Utilities (1.63%)
Contact Energy, Ltd.	77,340	286,044

Total New Zealand		286,044

Singapore (0.76%)
Industrials (0.76%)
ComfortDelGro Corp., Ltd.	65,480	133,672

Total Singapore		133,672

	Shares	Value
South Korea (1.98%)
Information Technology (1.98%)
Samsung Electronics Co., Ltd.	280	$346,399

Total South Korea		346,399

Taiwan (0.78%)
Information Technology (0.78%)
Taiwan Semiconductor Manufacturing Co., Ltd.	27,090	136,462

Total Taiwan		136,462

TOTAL ASIA
(Cost $6,973,043)		7,201,042

EUROPE (38.59%)
Austria (0.63%)
Materials (0.63%)
voestalpine AG	3,300	109,938

Total Austria		109,938

Denmark (1.27%)
Health Care (1.27%)
Novo Nordisk A/S, Class B	4,147	221,583

Total Denmark		221,583

Finland (1.35%)
Energy (0.85%)
Neste OYJ	4,180	149,043

Industrials (0.50%)
Kone OYJ, Class B	1,925	88,121

Total Finland		237,164

France (6.45%)
Consumer Discretionary (1.26%)
Cie Generale des Etablissements Michelin	2,341	221,369

Health Care (1.01%)
Sanofi	2,130	177,093

Industrials (2.50%)
Safran SA	2,760	186,593
Thales SA	3,010	250,559
		437,152
Information Technology (1.68%)
Capgemini SA	3,390	294,193

Total France		1,129,807

Germany (5.02%)
Consumer Discretionary (0.96%)
Daimler AG	2,840	168,678

	Shares	Value
Germany (continued)
Consumer Staples (0.81%)
Beiersdorf AG	1,500	$141,310

Financials (0.80%)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	840	140,062

Information Technology (1.02%)
Infineon Technologies AG	12,400	178,548

Telecommunication Services (1.43%)
Deutsche Telekom AG	14,760	250,285

Total Germany		878,883

Great Britain (6.92%)
Consumer Staples (2.53%)
Unilever NV	9,530	443,237

Health Care (0.77%)
GlaxoSmithKline Plc	6,300	134,567

Industrials (1.30%)
BAE Systems Plc	19,250	134,284
easyJet Plc	6,400	92,527
		226,811
Materials (0.49%)
Rio Tinto Plc	2,840	86,730

Telecommunication Services (1.83%)
BT Group Plc	58,700	320,392

Total Great Britain		1,211,737

Ireland (1.61%)
Consumer Discretionary (0.45%)
Paddy Power Betfair Plc	750	78,654

Materials (1.16%)
Smurfit Kappa Group Plc	9,210	202,426

Total Ireland		281,080

Italy (0.43%)
Financials (0.43%)
Assicurazioni Generali SpA	6,380	74,696

Total Italy		74,696

Netherlands (0.36%)
Financials (0.36%)
ING Groep NV	6,260	63,767

Total Netherlands		63,767

	Shares	Value
Norway (1.84%)
Energy (1.84%)
Statoil ASA	18,690	$321,820

Total Norway		321,820

Russia (1.94%)
Energy (1.13%)
NOVATEK OAO, Sponsored GDR(c)	1,940	197,880

Telecommunication Services (0.81%)
Mobile Telesystems OJSC, Sponsored ADR	17,200	142,416

Total Russia		340,296

Spain (2.23%)
Financials (1.13%)
Banco Bilbao Vizcaya Argentaria SA	35,318	198,479

Utilities (1.10%)
Iberdrola SA	28,526	192,695

Total Spain		391,174

Switzerland (7.27%)
Consumer Staples (1.59%)
Nestle SA	3,620	278,590

Health Care (3.27%)
Roche Holding AG	1,390	364,546
Straumann Holding AG	530	208,282
		572,828
Materials (2.41%)
Givaudan SA	210	420,645

Total Switzerland		1,272,063

Turkey (1.27%)
Energy (1.27%)
Tupras Turkiye Petrol Rafinerileri AS	10,040	222,510

Total Turkey		222,510

TOTAL EUROPE
(Cost $7,036,744)		6,756,518

NORTH AMERICA (11.59%)
Canada (5.49%)
Consumer Staples (1.04%)
Metro, Inc.	5,230	182,207

Financials (2.30%)
Royal Bank of Canada	3,950	233,401
Toronto-Dominion Bank	3,940	169,195
		402,596
Materials (1.49%)
Barrick Gold Corp.	12,240	261,324
	Shares	Value
Canada (continued)
Telecommunication Services (0.66%)
BCE, Inc.	2,450	$115,944

Total Canada		962,071

Mexico (4.89%)
Consumer Staples (1.07%)
Fomento Economico Mexicano SAB de CV	20,210	187,115

Financials (1.38%)
Grupo Financiero Banorte SAB de CV	43,350	242,280

Industrials (1.37%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	23,270	239,223

Telecommunication Services (1.07%)
Grupo Televisa SAB	35,800	186,671

Total Mexico		855,289

United States (1.21%)
Consumer Staples (0.71%)
Kimberly-Clark Corp.	900	123,732

Industrials (0.50%)
Macquarie Infrastructure Corp.	1,190	88,119

Total United States		211,851

TOTAL NORTH AMERICA
(Cost $2,155,250)		2,029,211

SOUTH AMERICA (2.48%)
Brazil (2.48%)
Consumer Staples (2.08%)
Ambev SA	61,370	363,944

Materials (0.40%)
Fibria Celulose SA, Sponsored ADR	10,350	69,966

Total Brazil		433,910

TOTAL SOUTH AMERICA
(Cost $509,519)		433,910

TOTAL COMMON STOCKS
(Cost $16,674,556)		16,420,681

	Shares	Value
Brazil (continued)
Materials (continued)
PREFERRED STOCKS (2.02%)
EUROPE (0.77%)
Germany (0.77%)
Consumer Discretionary (0.77%)
Volkswagen AG	1,120	$134,608

Total Germany		134,608

TOTAL EUROPE
(Cost $116,336)		134,608

SOUTH AMERICA (1.25%)
Brazil (1.25%)
Financials (1.25%)
Banco Bradesco SA	28,126	220,379

Total Brazil		220,379

TOTAL SOUTH AMERICA
(Cost $266,925)		220,379

TOTAL PREFERRED STOCKS
(Cost $383,261)		354,987

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (4.96%)
Money Market Fund (4.96%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.15938%	868,192	868,192

TOTAL SHORT TERM INVESTMENTS
(Cost $868,192)			868,192

Value
TOTAL INVESTMENTS (100.76%)
(Cost $17,926,009)	$17,643,860
Liabilities in Excess of Other Assets (-0.76%)	(133,863)
NET ASSETS (100.00%)	$17,509,997

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At June 30, 2016, these securities amount to a value of $261,518 or 1.49% of net assets.

(c)
Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees.  At period end, the aggregate market value of those securities was $459,398, representing 2.62% of net assets.

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TREASURY FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)
	Principal
	Amount	Value
U.S. GOVERNMENT BONDS & NOTES (93.10%)
U.S. Treasury Bonds (71.58%)
5/15/2017, 8.750%	$4,000,000	$4,284,920
8/15/2017, 8.875%	4,700,000	5,140,902
8/15/2019, 8.125%	10,956,000	13,456,192
2/15/2020, 8.500%	6,000,000	7,651,638
8/15/2020, 8.750%	9,456,000	12,472,313
2/15/2029, 5.250%	2,989,000	4,228,792
2/15/2043, 3.125%	6,575,000	7,758,631
5/15/2044, 3.375%	6,575,000	8,111,650
Total U.S. Treasury Bonds		63,105,038

U.S. Treasury Notes (21.52%)
1/31/2019, 1.250%	11,347,000	11,517,205
7/31/2019, 1.625%	1,900,000	1,951,767
7/31/2021, 2.250%	2,200,000	2,332,172
11/15/2022, 1.625%	1,500,000	1,536,093
5/15/2024, 2.500%	1,500,000	1,630,020
Total U.S. Treasury Notes		18,967,257

TOTAL U.S. GOVERNMENT BONDS & NOTES
(Cost $76,009,437)		82,072,295

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (2.80%)
Money Market Fund (2.80%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.15938%	2,473,460	2,473,460

TOTAL SHORT TERM INVESTMENTS
(Cost $2,473,460)			2,473,460

TOTAL INVESTMENTS (95.90%)
(Cost $78,482,897)			$84,545,755
Other Assets In Excess Of Liabilities (4.10%)			3,613,259
NET ASSETS (100.00%)			$88,159,014

FUTURES CONTRACTS
At June 30, 2016, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

U.S. 10 Year Treasury Note Future	Short	41	9/21/2016	$(5,452,360)	$(58,363)
U.S. 2 Year Treasury Note Future	Short	169	9/30/2006	(37,066,466)	(129,638)
U.S. 5 Year Treasury Note Future	Short	162	9/30/2016	(19,790,584)	(157,182)
U.S. Treasury Long Bond Future	Short	33	9/21/2016	(5,687,345)	(120,711)
U.S. Ultra Long Term U.S. Treasury Bond Future	Short	57	9/22/2016	(10,623,375)	(253,504)
				$(78,620,130)	$(719,397)

See Notes to Quarterly Schedule of Investments.

CENTRE ACTIVE U.S. TAX EXEMPT FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS (92.74%)
General Obligation (58.07%)
Arlington County, VA
8/15/2024, 4.000%	$1,000,000	$1,207,130
City of Arlington, TX
8/15/2025, 5.000%	850,000	1,099,866
Baltimore County, MD
8/1/2022, 4.000%	1,665,000	1,867,231
City of Columbus, OH, Series 1
7/1/2029, 4.000%	500,000	571,200
Dallas Independent School District, TX
2/15/2019, 5.000%	1,000,000	1,110,670
Delaware State, Series A
8/1/2026, 3.000%	1,500,000	1,640,880
Fairfax County, VA, Series A
10/1/2027, 3.000%	2,000,000	2,202,240
Georgia State, Series B
4/1/2025, 4.250%	1,120,000	1,150,811
King County, WA
12/1/2029, 5.000%	1,000,000	1,287,630
Mecklenburg County, NC, Series A
4/1/2030, 3.000%	1,500,000	1,618,410
Montgomery County, MD, Series B
11/1/2027, 5.000%	1,000,000	1,281,770
North Carolina State, Series B
6/1/2026, 5.000%	1,500,000	1,981,425
Ohio State
6/15/2035, 5.000%	2,000,000	2,390,200
Prince George's County, MD, Public Improvements
7/15/2026, 4.125%	1,000,000	1,070,630
City of San Antonio, TX
2/1/2024, 5.000%	750,000	950,662
Texas State, Series E
8/1/2024, 5.000%	765,000	979,139
Wake County, NC, Series A
5/1/2029, 3.000%	1,500,000	1,599,105
Total General Obligation		24,008,999

Prerefunded Issues(a) (20.97%)
Arizona State, Water Infrastructure Finance Authority, Series A, 10/01/19 @ 100
10/1/2021, 5.000%	1,000,000	1,134,930
Louisiana State, Series A, 5/01/19 @ 100
5/1/2024, 5.000%	500,000	557,980
City of Norfolk, VA, Series C, 4/01/21 @ 100
10/1/2027, 5.000%	635,000	753,815
Oregon State, Lottery Revenue, Series A, 4/01/19 @ 100
4/1/2021, 5.000%	1,000,000	1,115,740
Tennessee State, Series A, 5/01/17 @ 100
5/1/2027, 5.000%	1,575,000	1,632,078
Utah State, Series A, 07/01/21 @ 100

	Principal
	Amount	Value
Prerefunded Issues(a) (continued)
7/1/2023, 5.000%	$1,500,000	$1,792,740
Virginia State, Resources Authority Clean Water Revenue, 10/01/19 @ 100
10/1/2028, 4.500%	1,500,000	1,681,035
Total Prerefunded Issues		8,668,318

Revenue Bonds (13.70%)
Fairfax County, VA, Water Authority Water Revenue
4/1/2027, 4.500%	1,645,000	1,691,669
Gwinnett County, GA, Water & Sewerage Authority, Series A
8/1/2028, 4.000%	1,500,000	1,634,250
New York State, Environmental Facilities Corp.
11/15/2033, 5.000%	1,000,000	1,249,270
Washington, MD, Suburban Sanitation District, Public Improvements
6/1/2026, 3.000%	1,000,000	1,087,380
Total Revenue Bonds		5,662,569

TOTAL MUNICIPAL BONDS
(Cost $36,000,161)		38,339,886

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (4.60%)
Money Market Fund (4.60%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.15938%	1,903,697	1,903,697

TOTAL SHORT TERM INVESTMENTS
(Cost $1,903,697)			1,903,697

TOTAL INVESTMENTS (97.34%)
(Cost $37,903,858)			$40,243,583
Other Assets In Excess Of Liabilities (2.66%)			1,099,878
NET ASSETS (100.00%)			$41,343,461

(a)
Prerefunded Issues are bonds which are prerefunded and collateralized by U.S. Treasury securities held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

FUTURES CONTRACTS
At June 30, 2016, the Fund had outstanding futures contracts:

Description	Position	Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Depreciation

U.S. 10 Year Treasury Note Future	Short	60	9/21/2016	$(7,979,064)	$(84,472)
U.S. 2 Year Treasury Note Future	Short	30	9/30/2006	(6,579,846)	(23,013)
U.S. 5 Year Treasury Note Future	Short	90	9/30/2016	(10,994,769)	(86,659)
				$(25,553,679)	$(194,144)

See Notes to Quarterly Schedule of Investments.

CENTRE MULTI-ASSET REAL RETURN FUND
SCHEDULE OF INVESTMENTS
June 30, 2016 (Unaudited)
	Shares	Value
OPEN-END FUNDS (99.75%)
Centre Active U.S. Treasury Fund, Institutional Class(a)(b)	1,680,817	$17,648,581
Centre American Select Equity Fund, Institutional Class(b)	1,580,885	18,037,901
Centre Global ex-U.S. Select Equity Fund, Institutional Class(b)	1,947,071	17,504,172

TOTAL OPEN-END FUNDS
(Cost $54,642,224)		53,190,654

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.06%)
Money Market Fund (0.06%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.15938%	30,501	30,501

TOTAL SHORT TERM INVESTMENTS
(Cost $30,501)			30,501

	Expiration Date	Exercise Price	Contracts	Value
PURCHASED OPTIONS (0.25%)
Calls (0.25%)
SPDR® Gold Shares	01/2017	$140.00	470	133,010
TOTAL PURCHASED OPTIONS
(Cost $93,422)				133,010

TOTAL INVESTMENTS (100.06%)
(Cost $54,766,147)				$53,354,165
Liabilities in Excess of Other Assets (-0.06%)				(31,329)
NET ASSETS (100.00%)				$53,322,836

(a)	Non-income producing security.
(b)	Affiliated with the Fund, as each is a series of Centre Funds and has the same investment adviser.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS
June 30, 2016  (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements:

(a)
Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the current bid and asked prices for the asset. A contract that is not listed on an exchange or board of trade but for which OTC market quotations are readily available shall be valued at the current bid price for the contract. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds, the Fund calculates the net asset value of its shares based upon the net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)
The per share net asset value (the “NAV”) of each Fund is calculated as of the close of trading on the Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Global ex-U.S. Select Equity Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)
The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended June 30, 2016 the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2015, remain subject to examination by the Internal Revenue Service.

(d)
Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)
A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)
The preparation of financial statements in conformity with accounting standards generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the Exchange on June 30, 2016. Each Fund is considered an investment company for financial reporting purposes under GAAP.

(g)
Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class, as applicable. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan for Investor class shares of a Fund are charged with respect to such class.

(h)
The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis, with the exception of the Centre Active U.S. Treasury Fund and the Centre Active U.S. Tax Exempt Fund, which intend to make monthly income distributions. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)
A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)
The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is separately disclosed and is included in realized and unrealized gains or losses on foreign currencies.

(2)	FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1 -	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2 -	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3 -
Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of June 30, 2016:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$149,845,196	$–	$–	$149,845,196
Purchased Options	4,461,450	–	–	4,461,450
Short Term Investments	1,237,360	–	–	1,237,360
Total	$155,544,006	$–	$–	$155,544,006

Centre Global ex-U.S. Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
China	$1,563,265	$9,258	$–	$1,572,523
Other	14,848,158	–	–	14,848,158
Preferred Stocks	$354,987	$–	$–	$354,987
Short Term Investments	868,192	–	–	868,192
Total	$17,634,602	$9,258	$–	$17,643,860

Centre Active U.S. Treasury Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
U.S. Government Bonds & Notes	$–	$82,072,295	$–	$82,072,295
Short Term Investments	2,473,460	–	–	2,473,460
Total	$2,473,460	$82,072,295	$–	$84,545,755
Other Financial Instruments
Liabilities:
Futures Contracts	$(719,397)	$–	$–	$(719,397)
Total	$(719,397)	$–	$–	$(719,397)

Centre Active U.S. Tax Exempt Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$38,339,886	$–	$38,339,886
Short Term Investments	1,903,697	–	–	1,903,697
Total	$1,903,697	$38,339,886	$–	$40,243,583
Other Financial Instruments
Liabilities:
Futures Contracts	$(194,144)	$–	$–	$(194,144)
Total	$(194,144)	$–	$–	$(194,144)

Centre Multi-Asset Real Return Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Open-End Funds	$53,190,654	$–	$–	$53,190,654
Purchased Options	133,010	–	–	133,010
Short Term Investments	30,501	–	–	30,501
Total	$53,354,165	$–	$–	$53,354,165

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

There were no material amounts classified as Level 3 securities during the period, thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for each Fund.

Derivative Financial Instruments
The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk:  One or more Funds may use derivatives, such as exchange-traded options and futures, that are  related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to.

Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing
A Fund may write or purchase option contracts to adjust risk and return of their overall investment positions, subject to any restrictions set forth in each Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended June 30, 2016, the Centre American Select Equity Fund and the Centre Multi Asset Real Return Fund held $4,461,450 and $133,010 in purchased options, respectively.

Futures
A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.

(3)	TAX BASIS INFORMATION:

Unrealized Appreciation and Depreciation on Investments: The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities at June 30, 2016 displayed in the table below. The difference between book and tax basis unrealized appreciation/(depreciation) for the Funds is primarily attributable to wash sales and certain other investments.

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Tax Unrealized Appreciation/(Depreciation) on Investments
Centre American Select Equity Fund	$117,401,713	$40,148,526	$(2,006,233)	$38,142,293
Centre Global ex-U.S. Select Equity Fund	18,157,043	1,057,258	(1,570,441)	(513,183)
Centre Active U.S. Treasury Fund	78,482,897	6,062,858	–	6,062,858
Centre Active U.S. Tax Exempt Fund	37,903,858	2,343,817	(4,092)	2,339,725
Centre Multi-Asset Real Return Fund	54,784,093	988,634	(2,418,562)	(1,429,928)

(4)	AFFILIATED COMPANIES:

The Multi-Asset Real Return Fund, in accordance with its investment strategies, may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, includes one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares, and value of investments in affiliated companies for the period ended June 30, 2016 were as follows:

Centre Multi-Asset Real Return Fund

Security Name	October 1, 2015	Purchases	Sales	Share Balance June 30, 2016	Income	Gain/ (Loss)	June 30, 2016
Centre American Select Equity Fund, Institutional Class	1,275,116	326,732	20,963	1,580,885	$1,554,976	$(6,582)	$18,037,901
Centre Global ex-U.S. Select Equity Fund, Institutional Class	1,992,953	2,003,541	2,049,423	1,947,071	239,724	(3,925,317)	17,504,172
Centre Active U.S. Treasury Fund, Institutional Class	1,883,248	-	202,431	1,680,817	-	53,181	17,648,581
					$1,794,700	$(3,878,718)	$53,190,654

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CENTRE FUNDS

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. Abate
James A. Abate, President

Date:	August 29, 2016

By:	/s/ Ningxi Xu
Ningxi Xu, Treasurer

Date:	August 29, 2016